Bank loans: Credit lines (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)	Oct. 15, 2021 MXN ($)	Sep. 29, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 30, 2020 MXN ($)	Dec. 30, 2020 USD ($)	Sep. 11, 2020 MXN ($)	Sep. 11, 2020 COP ($)	Jun. 29, 2020 MXN ($)
Bank loans:
Credit line used	$ 11,229,606	$ 6,936,708
Principle amortization	(4,429,334)	(245,520)
Commissions and interest - Net	27,207	37,895
Short Term	224,472	808,515
Long-Term	6,598,397	6,641,941
Long- term	6,603,006	6,119,655
Fair value	6,324,474	6,400,498
Mexico
Bank loans:
Credit line used	8,630,000	3,980,000
Principle amortization	(3,980,000)	(20,000)
Commissions and interest - Net	(19,278)	11,210
Short Term	6,964	322,209
Long- term	4,623,758	3,649,001
Fair value	4,680,422	3,947,277
Colombia (Airplan)
Bank loans:
Credit line used	2,390,983	2,956,708		$ 375,525,853				$ 335,925,853			$ 67,041	$ 11,612,000,000
Principle amortization	(240,711)	(225,520)
Commissions and interest - Net	46,485	26,670
Short Term	217,508	287,204
Long- term	1,979,248	2,470,654
Fair value	1,644,052	2,254,033
Puerto Rico (Aerostar)
Bank loans:
Credit line used	208,623	199,087	$ 10,000				$ 10,000		$ 399,010	$ 20,000
Principle amortization	(208,623)
Commissions and interest - Net		15
Short Term		199,102
Fair value		199,188
Santandar | Mexico
Bank loans:
Credit line used	2,000,000	2,000,000
Principle amortization	(2,000,000)
Commissions and interest - Net		(5,133)
Long- term		1,994,867
Fair value		1,989,862
Santandar New | Mexico
Bank loans:
Credit line used	2,650,000					$ 2,650,000
Commissions and interest - Net	(10,716)
Short Term	1,062
Long- term	2,638,222
Fair value	2,660,990
BBVA Bancomer, S. A. | Mexico
Bank loans:
Credit line used	1,980,000	1,980,000
Principle amortization	(1,980,000)	(20,000)
Commissions and interest - Net		16,343
Short Term		322,209
Long- term		1,654,134
Fair value		1,957,415
BBVA Bancomer, S.A. New | Mexico
Bank loans:
Credit line used	2,000,000				$ 2,000,000
Commissions and interest - Net	(8,562)
Short Term	5,902
Long- term	1,985,536
Fair value	2,019,432
Bancolombia | Colombia (Airplan)
Bank loans:
Credit line used	801,230	984,985		125,250,000				111,750,000,000
Principle amortization	(68,086)	(69,959)
Commissions and interest - Net	16,673	9,410
Short Term	74,704	81,758
Long- term	675,113	842,678
Fair value	560,472	752,072
Bancolombia one | Colombia (Airplan)
Bank loans:
Credit line used	40,995	67,697		8,128,400				8,128,400
Principle amortization	(40,995)	(20,309)
Commissions and interest - Net		91
Short Term		47,479
Fair value		47,957
Banco Popular De Puerto Rico | Mexico
Bank loans:
Credit line used													$ 1,500,000
Banco Popular De Puerto Rico | Puerto Rico (Aerostar)
Bank loans:
Credit line used	208,623	199,087	$ 10,000				$ 10,000
Principle amortization	(208,623)
Commissions and interest - Net		15
Short Term		199,102
Fair value		199,188
CorpBanca Columbia | Colombia (Airplan)
Bank loans:
Credit line used	545,168	670,111		85,170,000				75,990,000
Principle amortization	(46,298)	(47,572)
Commissions and interest - Net	11,718	7,511
Short Term	50,191	55,565
Long- term	460,397	574,485
Fair value	381,121	511,409
Banco Davivienda | Colombia (Airplan)
Bank loans:
Credit line used	480,881	591,130		75,149,985				67,049,985
Principle amortization	(40,851)	(41,975)
Commissions and interest - Net	10,081	6,098
Short Term	44,471	49,012
Long- term	405,640	506,241
Fair value	336,283	451,243
Banco de Bogota | Colombia (Airplan)
Bank loans:
Credit line used	197,490	242,820		30,894,211				27,564,211
Principle amortization	(16,794)	(17,256)
Commissions and interest - Net	3,613	1,893
Short Term	18,350	20,227
Long- term	165,959	207,230
Fair value	138,250	185,511
Banco de Occidente | Colombia (Airplan)
Bank loans:
Credit line used	197,487	242,818		30,894,228				27,564,228
Principle amortization	(16,794)	(17,256)
Commissions and interest - Net	3,497	1,758
Short Term	18,240	20,100
Long- term	165,949	207,220
Fair value	138,250	185,511
Banco Popular | Colombia (Airplan)
Bank loans:
Credit line used	42,485	52,292		6,679,029				5,959,029
Principle amortization	(3,631)	(3,731)
Commissions and interest - Net	(57)	(213)
Short Term	3,755	4,475
Long- term	35,041	43,873
Fair value	29,892	40,110
Banco AV Villas | Colombia (Airplan)
Bank loans:
Credit line used	42,759	52,558		6,680,000				5,960,000
Principle amortization	(3,631)	(3,731)
Commissions and interest - Net	937	589
Short Term	3,954	4,358
Long- term	36,110	45,058
Fair value	29,892	40,110
Servicios Financieros | Colombia (Airplan)
Bank loans:
Credit line used	42,490	52,297		$ 6,680,000				$ 5,960,000
Principle amortization	(3,631)	(3,731)
Commissions and interest - Net	23	(467)
Short Term	3,843	4,230
Long- term	35,039	43,869
Fair value	$ 29,892	$ 40,110